Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AeroVironment, Inc.
(a)
................. 3,230 $ 694,321
Axon Enterprise, Inc.
(a)
................ 15,671 6,636,668
BWX Technologies, Inc. ............... 14,825 1,804,944
Curtiss-Wright Corp. .................. 9,019 3,111,194
Hexcel Corp. ....................... 3,482 204,358
Moog, Inc. , Class A .................. 1,806 340,612
12,792,097
Automobile Components — 0.5%
Autoliv, Inc. ........................ 12,109 1,124,684
Dana, Inc. ......................... 33,172 254,429
Mobileye Global, Inc. , Class A
(a) (b)
......... 12,600 171,486
Modine Manufacturing Co.
(a) (b)
........... 30,178 3,554,063
Phinia, Inc. ........................ 23,861 1,111,445
Visteon Corp.
(a)
..................... 11,607 1,047,532
7,263,639
Automobiles — 0.3%
Harley-Davidson, Inc. ................. 65,065 2,078,827
Thor Industries, Inc. .................. 16,626 1,730,434
Winnebago Industries, Inc. ............. 12,673 710,195
4,519,456
Banks — 5.9%
1st Source Corp. .................... 34,159 2,023,238
Associated Banc-Corp. ................ 51,472 1,221,945
Axos Financial, Inc.
(a)
................. 41,780 2,829,342
BancFirst Corp. ..................... 15,995 1,738,816
Bancorp, Inc. (The)
(a)
................. 49,967 2,511,341
Bank of Hawaii Corp. ................. 14,588 1,053,691
Bank of NT Butterfield & Son Ltd. (The) ..... 27,074 990,096
Bank OZK ........................ 23,573 1,031,319
BankUnited, Inc. .................... 78,370 2,769,596
Capitol Federal Financial, Inc. ........... 91,695 590,974
City Holding Co. .................... 2,398 279,607
Comerica, Inc. ...................... 45,788 2,917,154
Commerce Bancshares, Inc. ............ 47,546 2,971,625
Community Trust Bancorp, Inc. .......... 14,153 733,125
Cullen/Frost Bankers, Inc. .............. 26,142 3,329,184
Customers Bancorp, Inc.
(a)
.............. 24,605 1,135,029
CVB Financial Corp. .................. 30,614 594,830
Eagle Bancorp, Inc. .................. 19,109 500,847
East West Bancorp, Inc. ............... 54,321 5,295,754
First Bancorp ...................... 132,590 2,556,335
First Citizens BancShares, Inc. , Class A ..... 1,824 3,533,726
First Financial Bankshares, Inc. .......... 15,979 577,481
First Hawaiian, Inc. .................. 41,991 1,038,857
First Horizon Corp. ................... 31,559 546,917
Flagstar Financial, Inc. ................ 120,111 1,215,523
Fulton Financial Corp. ................. 42,762 774,420
Hancock Whitney Corp. ............... 18,645 971,032
Hilltop Holdings, Inc. .................. 49,549 1,517,686
HomeStreet, Inc. .................... 14,984 135,680
International Bancshares Corp. .......... 21,788 1,334,733
Kearny Financial Corp. ................ 33,439 233,739
Metropolitan Bank Holding Corp.
(a)
........ 25,017 1,338,410
NBT Bancorp, Inc. ................... 10,582 470,687
Northfield Bancorp, Inc. ............... 15,638 184,059
OFG Bancorp ...................... 89,172 3,590,956
Pathward Financial, Inc. ............... 27,234 1,927,078
Pinnacle Financial Partners, Inc. .......... 11,326 1,194,327
Popular, Inc. ....................... 79,357 7,081,025
Preferred Bank ..................... 19,822 1,672,382
ServisFirst Bancshares, Inc. ............ 20,560 1,709,358
Security
Shares
Shares Value
Banks (continued)
SouthState Corp. .................... 2,116 $ 206,373
Synovus Financial Corp. ............... 12,103 603,577
Texas Capital Bancshares, Inc.
(a)
......... 5,416 416,761
Trustmark Corp. .................... 37,421 1,299,257
UMB Financial Corp. ................. 15,724 1,725,395
WaFd, Inc. ........................ 48,947 1,663,219
Webster Financial Corp. ............... 12,502 647,604
Western Alliance Bancorp .............. 16,088 1,338,683
Wintrust Financial Corp. ............... 2,328 269,792
Zions Bancorp NA ................... 58,885 3,065,553
79,358,138
Beverages — 0.7%
Celsius Holdings, Inc.
(a) (b)
............... 22,181 667,204
Coca-Cola Consolidated, Inc. ............ 2,632 2,959,052
Vita Coco Co., Inc. (The)
(a)
.............. 182,837 5,413,804
9,040,060
Biotechnology — 5.1%
(a)
ACADIA Pharmaceuticals, Inc. ........... 92,966 1,356,374
ADMA Biologics, Inc. ................. 44,285 722,288
Akero Therapeutics, Inc. ............... 11,577 356,919
Alkermes plc
(b)
...................... 151,227 3,886,534
Amicus Therapeutics, Inc. .............. 64,559 737,264
AnaptysBio, Inc. .................... 28,634 619,353
Anavex Life Sciences Corp.
(b)
............ 99,964 661,762
Apellis Pharmaceuticals, Inc. ............ 26,797 730,486
Arcellx, Inc.
(b)
...................... 25,343 2,135,655
Arcturus Therapeutics Holdings, Inc.
(b)
...... 13,047 231,323
Arcus Biosciences, Inc. ................ 40,893 625,663
Arrowhead Pharmaceuticals, Inc. ......... 24,056 462,597
ARS Pharmaceuticals, Inc.
(b)
............ 34,165 502,909
Beam Therapeutics, Inc.
(b)
.............. 26,521 581,075
BioCryst Pharmaceuticals, Inc. ........... 220,924 1,769,601
Blueprint Medicines Corp. .............. 18,984 1,661,290
Bridgebio Pharma, Inc. ................ 17,444 408,364
Catalyst Pharmaceuticals, Inc. ........... 156,261 3,406,490
CRISPR Therapeutics AG
(b)
............. 6,924 321,204
Cullinan Therapeutics, Inc. ............. 30,755 478,240
Cytokinetics, Inc. .................... 28,457 1,451,307
Day One Biopharmaceuticals, Inc.
(b)
.......
37,741 555,547
Denali Therapeutics, Inc.
(b)
............. 101,673 2,639,431
Dynavax Technologies Corp. ............ 100,316 1,188,745
Dyne Therapeutics, Inc.
(b)
.............. 8,199 236,623
Erasca, Inc. ....................... 77,559 200,878
Exelixis, Inc. ....................... 99,003 3,286,900
Halozyme Therapeutics, Inc. ............ 64,182 3,245,684
Insmed, Inc. ....................... 20,780 1,398,078
Intellia Therapeutics, Inc.
(b)
............. 10,316 146,693
Ionis Pharmaceuticals, Inc. ............. 53,437 2,051,446
Ironwood Pharmaceuticals, Inc. , Class A .... 73,270 289,416
Janux Therapeutics, Inc. ............... 7,045 380,360
Madrigal Pharmaceuticals, Inc.
(b)
......... 5,416 1,404,585
MiMedx Group, Inc. .................. 82,493 565,077
Natera, Inc. ........................ 38,169 4,616,922
Nuvalent, Inc. , Class A
(b)
............... 21,463 1,899,261
Precigen, Inc.
(b)
..................... 138,111 108,859
PTC Therapeutics, Inc. ................ 8,216 327,983
REGENXBIO, Inc. ................... 36,187 310,846
REVOLUTION Medicines, Inc. ........... 10,380 555,330
Roivant Sciences Ltd. ................. 13,635 157,484
Sana Biotechnology, Inc.
(b)
.............. 215,307 753,574
Sarepta Therapeutics, Inc. .............. 25,722 3,240,972
SpringWorks Therapeutics, Inc. .......... 5,454 164,329
Syndax Pharmaceuticals, Inc. ........... 20,137 379,784

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
TG Therapeutics, Inc.
(b)
................ 13,544 $ 339,413
United Therapeutics Corp. .............. 14,235 5,323,463
Vanda Pharmaceuticals, Inc. ............ 78,664 365,788
Vaxcyte, Inc. ....................... 13,533 1,439,235
Vera Therapeutics, Inc. , Class A .......... 26,144 1,055,695
Veracyte, Inc. ...................... 68,786 2,320,840
Vericel Corp.
(b)
...................... 7,688 338,580
Viking Therapeutics, Inc.
(b)
.............. 15,786 1,145,116
Vir Biotechnology, Inc. ................ 127,559 955,417
Xencor, Inc. ....................... 91,678 1,926,155
68,421,207
Broadline Retail — 0.9%
Dillard's, Inc. , Class A
(b)
................ 10,423 3,872,353
Etsy, Inc.
(a)
........................ 54,783 2,818,038
Global-e Online Ltd.
(a)
................. 16,261 625,073
Kohl's Corp. ....................... 63,175 1,167,474
Macy's, Inc. ....................... 172,919 2,652,577
Qurate Retail, Inc.
(a)
.................. 569,903 304,556
11,440,071
Building Products — 1.9%
Advanced Drainage Systems, Inc. ........ 11,468 1,718,824
Allegion plc ........................ 15,925 2,223,608
Apogee Enterprises, Inc. ............... 19,677 1,472,627
AZEK Co., Inc. (The) , Class A
(a)
.......... 19,690 866,360
Carlisle Cos., Inc. ................... 12,968 5,475,479
CSW Industrials, Inc.
(b)
................ 2,974 1,050,119
Griffon Corp. ....................... 22,728 1,429,137
JELD-WEN Holding, Inc.
(a)
.............. 26,470 374,815
Masterbrand, Inc.
(a)
.................. 8,108 145,620
Owens Corning ..................... 13,298 2,350,953
Quanex Building Products Corp. .......... 13,441 390,595
Simpson Manufacturing Co., Inc. ......... 11,370 2,044,212
Trex Co., Inc.
(a)
..................... 47,965 3,398,320
UFP Industries, Inc. .................. 25,046 3,064,128
26,004,797
Capital Markets — 3.8%
Affiliated Managers Group, Inc. .......... 17,726 3,437,071
Brightsphere Investment Group, Inc. ....... 6,112 161,296
Cohen & Steers, Inc. ................. 4,799 473,997
Donnelley Financial Solutions, Inc.
(a)
....... 25,914 1,511,823
Evercore, Inc. , Class A ................ 38,918 10,280,968
Federated Hermes, Inc. , Class B ......... 36,639 1,470,323
Houlihan Lokey, Inc. , Class A ............ 13,636 2,355,892
Interactive Brokers Group, Inc. , Class A ..... 36,429 5,558,337
Invesco Ltd. ....................... 78,094 1,354,150
Janus Henderson Group plc ............ 95,825 3,958,531
Jefferies Financial Group, Inc. ........... 77,175 4,937,656
Lazard, Inc. ....................... 28,031 1,485,363
Moelis & Co. , Class A ................. 3,800 252,320
Piper Sandler Cos. ................... 14,549 4,126,678
Stifel Financial Corp. ................. 21,789 2,257,776
StoneX Group, Inc.
(a)
................. 10,899 981,346
TPG, Inc. , Class A ................... 44,238 2,994,028
Virtu Financial, Inc. , Class A ............. 12,160 376,474
XP, Inc. , Class A .................... 201,811 3,523,620
51,497,649
Chemicals — 1.6%
Ashland, Inc. ....................... 13,273 1,122,498
Avient Corp. ....................... 51,573 2,403,818
Axalta Coating Systems Ltd.
(a)
........... 8,955 339,574
Balchem Corp. ..................... 3,603 602,890
Cabot Corp. ....................... 16,357 1,763,775
Security
Shares
Shares Value
Chemicals (continued)
Chemours Co. (The) .................. 41,702 $ 757,308
Element Solutions, Inc. ................ 78,336 2,122,906
Hawkins, Inc. ...................... 6,631 708,854
Huntsman Corp. .................... 73,786 1,623,292
Ingevity Corp.
(a)
..................... 3,791 158,426
Innospec, Inc. ...................... 5,283 569,402
Mativ Holdings, Inc. .................. 80,641 1,245,903
Olin Corp. ......................... 32,316 1,325,925
RPM International, Inc. ................ 23,239 2,953,909
Scotts Miracle-Gro Co. (The) ............ 36,202 3,148,850
Trinseo plc ........................ 64,161 296,424
21,143,754
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. .................. 313,410 1,535,709
Brady Corp. , Class A, NVS ............. 32,531 2,314,255
Brink's Co. (The) .................... 9,416 967,871
Cimpress plc
(a) (b)
.................... 17,848 1,231,691
Clean Harbors, Inc.
(a)
................. 3,770 871,850
CoreCivic, Inc.
(a)
.................... 76,242 1,052,902
Deluxe Corp. ....................... 49,885 935,843
GEO Group, Inc. (The)
(a)
............... 65,420 993,076
HNI Corp. ......................... 8,323 410,157
Interface, Inc. ...................... 27,435 479,289
MSA Safety, Inc. .................... 1,579 262,035
Steelcase, Inc. , Class A ............... 84,634 1,018,147
Tetra Tech, Inc. ..................... 101,543 4,963,422
Vestis Corp. ....................... 17,121 231,476
17,267,723
Communications Equipment — 0.4%
(a)
Calix, Inc. ......................... 11,931 422,119
Ciena Corp. ....................... 6,108 387,919
Extreme Networks, Inc. ................ 154,362 2,304,625
NetScout Systems, Inc. ................ 67,652 1,422,721
Viavi Solutions, Inc. .................. 38,315 353,264
4,890,648
Construction & Engineering — 2.5%
AECOM .......................... 25,715 2,746,362
API Group Corp.
(a)
................... 34,779 1,187,355
Arcosa, Inc. ....................... 13,342 1,249,345
Argan, Inc. ........................ 7,901 1,043,248
Comfort Systems USA, Inc. ............. 14,334 5,605,167
Dycom Industries, Inc.
(a)
............... 1,688 294,269
EMCOR Group, Inc. .................. 27,008 12,047,459
Fluor Corp.
(a)
....................... 21,997 1,150,003
IES Holdings, Inc.
(a)
.................. 1,683 368,013
MDU Resources Group, Inc. ............ 30,783 888,090
Sterling Infrastructure, Inc.
(a)
............ 22,953 3,545,091
Valmont Industries, Inc. ................ 6,405 1,996,310
WillScot Holdings Corp.
(a) (b)
............. 35,447 1,174,714
33,295,426
Construction Materials — 0.1%
Knife River Corp.
(a)
................... 10,956 1,066,238
Consumer Finance — 0.8%
Bread Financial Holdings, Inc. ........... 4,515 225,073
Credit Acceptance Corp.
(a) (b)
............. 2,638 1,121,150
Enova International, Inc.
(a)
.............. 1,723 149,746
Navient Corp. ...................... 181,724 2,585,932
OneMain Holdings, Inc. ................ 42,946 2,133,128
PROG Holdings, Inc. ................. 51,354 2,242,629
SLM Corp. ........................ 94,985 2,092,520

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a) (b)
............. 64,681 $ 722,487
11,272,665
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc. , Class A ........... 34,544 625,247
BJ's Wholesale Club Holdings, Inc.
(a)
....... 25,962 2,199,760
Casey's General Stores, Inc. ............ 2,114 832,958
Grocery Outlet Holding Corp.
(a) (b)
.......... 7,718 110,367
Ingles Markets, Inc. , Class A ............ 47,892 3,058,383
Sprouts Farmers Market, Inc.
(a)
........... 61,244 7,865,567
United Natural Foods, Inc.
(a)
............. 10,987 223,476
US Foods Holding Corp.
(a)
.............. 38,986 2,403,487
Walgreens Boots Alliance, Inc. ........... 85,765 811,337
18,130,582
Containers & Packaging — 0.6%
Berry Global Group, Inc. ............... 22,210 1,564,694
Graphic Packaging Holding Co. .......... 132,579 3,746,682
Greif, Inc. , Class A, NVS ............... 2,770 172,959
O-I Glass, Inc.
(a) (b)
.................... 37,890 420,958
Sealed Air Corp. .................... 8,365 302,646
Sonoco Products Co. ................. 27,007 1,418,408
7,626,347
Diversified Consumer Services — 1.5%
ADT, Inc. ......................... 52,032 374,630
Coursera, Inc.
(a)
..................... 187,296 1,301,707
Duolingo, Inc. , Class A
(a)
............... 19,666 5,761,548
H&R Block, Inc. ..................... 96,965 5,791,720
Perdoceo Education Corp. .............. 113,206 2,530,154
Service Corp. International ............. 24,288 1,983,115
Stride, Inc.
(a)
....................... 22,990 2,144,507
Udemy, Inc.
(a) (b)
..................... 54,753 429,264
20,316,645
Diversified Telecommunication Services — 1.0%
Bandwidth, Inc. , Class A
(a)
.............. 85,351 1,664,344
Frontier Communications Parent, Inc.
(a)
..... 55,631 1,987,696
IDT Corp. , Class B ................... 11,499 539,648
IHS Holding Ltd.
(a)
................... 108,646 320,506
Liberty Global Ltd. , Class A
(a)
............ 169,255 3,352,941
Liberty Global Ltd. , Class C, NVS
(a)
........ 54,645 1,126,780
Liberty Latin America Ltd. , Class A
(a) (b)
...... 167,153 1,636,428
Lumen Technologies, Inc.
(a)
............. 339,762 2,171,079
12,799,422
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc.
(a)
........ 93,638 961,662
IDACORP, Inc. ..................... 56,983 5,896,601
OGE Energy Corp. ................... 42,057 1,681,860
Otter Tail Corp. ..................... 11,639 913,894
Portland General Electric Co. ............ 21,401 1,014,407
TXNM Energy, Inc. ................... 33,703 1,467,429
11,935,853
Electrical Equipment — 2.0%
Acuity Brands, Inc. ................... 15,494 4,658,891
Array Technologies, Inc.
(a) (b)
............. 78,465 512,376
Atkore, Inc. ........................ 31,255 2,680,429
EnerSys .......................... 5,865 568,084
Fluence Energy, Inc. , Class A
(a) (b)
......... 46,490 1,011,157
Generac Holdings, Inc.
(a)
............... 11,341 1,877,503
NEXTracker, Inc. , Class A
(a)
............. 20,604 820,451
nVent Electric plc .................... 95,829 7,145,969
Powell Industries, Inc. ................. 17,968 4,581,481
Regal Rexnord Corp. ................. 16,552 2,756,570
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(a)
.......... 25,181 $ 659,994
27,272,905
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc. ......... 1,908 207,075
Arrow Electronics, Inc.
(a)
............... 22,018 2,612,876
Badger Meter, Inc. ................... 10,279 2,056,314
Belden, Inc. ....................... 10,055 1,144,963
Crane NXT Co. ..................... 22,226 1,206,205
ePlus, Inc.
(a) (b)
...................... 12,904 1,147,811
Fabrinet
(a)
......................... 3,183 767,007
Flex Ltd.
(a) (b)
....................... 119,307 4,136,374
Insight Enterprises, Inc.
(a) (b)
............. 5,653 988,823
Itron, Inc.
(a)
........................ 5,766 644,408
Jabil, Inc. ......................... 61,099 7,520,676
Knowles Corp.
(a)
.................... 62,673 1,085,496
Littelfuse, Inc. ...................... 3,018 738,293
Napco Security Technologies, Inc. ........ 31,914 1,228,051
Novanta, Inc.
(a) (b)
.................... 11,670 1,986,701
OSI Systems, Inc.
(a) (b)
................. 1,508 199,373
Sanmina Corp.
(a)
.................... 40,100 2,811,010
Vishay Intertechnology, Inc. ............. 76,501 1,297,457
Vontier Corp.
(b)
..................... 19,083 707,597
32,486,510
Energy Equipment & Services — 1.2%
Archrock, Inc. ...................... 72,476 1,450,970
ChampionX Corp. ................... 52,634 1,485,331
Expro Group Holdings NV
(a)
............. 10,408 132,702
Helmerich & Payne, Inc. ............... 40,748 1,369,133
Nabors Industries Ltd.
(a) (b)
.............. 13,559 1,008,925
NOV, Inc. ......................... 109,773 1,702,579
Oceaneering International, Inc.
(a) (b)
........ 57,204 1,395,778
Oil States International, Inc.
(a)
............ 30,508 144,303
Patterson-UTI Energy, Inc. ............. 188,997 1,449,607
Select Water Solutions, Inc. , Class A ....... 63,237 670,312
Transocean Ltd.
(a) (b)
.................. 219,438 952,361
Valaris Ltd.
(a) (b)
...................... 2,328 117,797
Weatherford International plc ............ 59,926 4,734,154
16,613,952
Entertainment — 0.1%
(b)
Endeavor Group Holdings, Inc. , Class A ..... 9,526 280,922
Roku, Inc. , Class A
(a)
................. 8,069 517,061
797,983
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 17,412 763,516
AvidXchange Holdings, Inc.
(a)
............ 75,109 618,898
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 102,806 3,286,708
Euronet Worldwide, Inc.
(a) (b)
............. 12,003 1,181,935
EVERTEC, Inc. ..................... 11,717 383,849
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 6,995 1,281,974
Flywire Corp.
(a)
..................... 26,111 454,853
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 34,637 1,211,949
Jackson Financial, Inc. , Class A .......... 10,446 1,044,078
MGIC Investment Corp. ............... 54,241 1,358,195
Mr Cooper Group, Inc.
(a)
............... 60,266 5,336,554
NCR Atleos Corp.
(a)
.................. 19,964 522,657
PennyMac Financial Services, Inc. ........ 5,387 536,976
Radian Group, Inc. ................... 25,268 882,106
Rocket Cos., Inc. , Class A
(a) (b)
............ 35,549 572,339
StoneCo Ltd. , Class A
(a)
............... 71,177 790,065

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Toast, Inc. , Class A
(a)
................. 76,100 $ 2,285,283
Voya Financial, Inc. .................. 29,220 2,346,366
Walker & Dunlop, Inc. ................. 3,154 344,953
WEX, Inc.
(a)
........................ 7,482 1,291,393
26,494,647
Food Products — 0.5%
Adecoagro SA ...................... 110,310 1,268,565
Flowers Foods, Inc. .................. 39,790 884,532
Hain Celestial Group, Inc. (The)
(a)
......... 28,944 252,681
John B Sanfilippo & Son, Inc. ............ 30,012 2,476,290
Lancaster Colony Corp. ............... 1,936 336,090
Tootsie Roll Industries, Inc. ............. 4,795 139,870
Vital Farms, Inc.
(a) (b)
.................. 16,482 571,596
WK Kellogg Co. ..................... 34,724 577,460
6,507,084
Gas Utilities — 0.7%
National Fuel Gas Co. ................ 30,535 1,848,284
New Jersey Resources Corp. ............ 42,521 1,951,289
Northwest Natural Holding Co. ........... 3,705 144,087
ONE Gas, Inc. ...................... 25,233 1,798,356
Southwest Gas Holdings, Inc. ........... 2,110 154,557
Spire, Inc. ......................... 25,495 1,628,111
UGI Corp. ......................... 59,625 1,425,634
8,950,318
Ground Transportation — 0.8%
ArcBest Corp. ...................... 3,210 334,418
Avis Budget Group, Inc. ............... 12,143 1,007,869
Hertz Global Holdings, Inc.
(a) (b)
........... 47,471 131,969
Landstar System, Inc. ................. 7,551 1,327,239
Lyft, Inc. , Class A
(a)
................... 79,404 1,029,870
Ryder System, Inc. ................... 24,591 3,597,172
Saia, Inc.
(a) (b)
....................... 3,118 1,523,486
XPO, Inc.
(a) (b)
....................... 16,464 2,149,046
11,101,069
Health Care Equipment & Supplies — 2.4%
AtriCure, Inc.
(a)
..................... 13,654 453,040
Cerus Corp.
(a)
...................... 390,945 613,784
CONMED Corp. ..................... 13,172 898,857
Dentsply Sirona, Inc. ................. 158,291 3,667,602
Embecta Corp. ..................... 27,592 388,495
Envista Holdings Corp.
(a) (b)
.............. 38,724 812,042
Glaukos Corp.
(a)
..................... 7,311 966,880
Globus Medical, Inc. , Class A
(a)
.......... 4,668 343,285
Haemonetics Corp.
(a) (b)
................ 32,013 2,278,045
Inari Medical, Inc.
(a) (b)
................. 21,305 1,031,162
Inmode Ltd.
(a)
...................... 79,060 1,350,345
Inspire Medical Systems, Inc.
(a) (b)
......... 9,721 1,895,984
Integer Holdings Corp.
(a) (b)
.............. 4,961 616,404
iRhythm Technologies, Inc.
(a) (b)
........... 10,465 758,085
Lantheus Holdings, Inc.
(a) (b)
............. 30,231 3,320,573
LeMaitre Vascular, Inc. ................ 2,971 262,607
LivaNova plc
(a)
...................... 53,773 2,775,762
Masimo Corp.
(a)
..................... 7,214 1,038,888
Merit Medical Systems, Inc.
(a)
............ 19,477 1,921,601
OraSure Technologies, Inc.
(a)
............ 49,354 200,624
Orthofix Medical, Inc.
(a)
................ 24,125 390,584
Penumbra, Inc.
(a) (b)
................... 4,105 939,511
QuidelOrtho Corp.
(a)
.................. 11,011 418,969
Solventum Corp.
(a)
................... 66,414 4,820,328
32,163,457
Security
Shares
Shares Value
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.
(a)
............ 15,918 $ 679,539
Accolade, Inc.
(a) (b)
.................... 130,340 413,178
Alignment Healthcare, Inc.
(a) (b)
........... 28,922 358,633
AMN Healthcare Services, Inc.
(a)
.......... 19,515 740,399
Brookdale Senior Living, Inc.
(a)
........... 94,079 589,875
Chemed Corp. ...................... 7,794 4,210,631
Encompass Health Corp. .............. 6,875 683,788
Ensign Group, Inc. (The) ............... 13,814 2,141,032
Guardant Health, Inc.
(a)
................ 91,258 1,996,725
HealthEquity, Inc.
(a)
................... 1,793 152,853
Hims & Hers Health, Inc. , Class A
(a)
........ 72,274 1,360,920
Nano-X Imaging Ltd.
(a) (b)
............... 20,954 118,809
National Research Corp. ............... 26,116 473,483
Option Care Health, Inc.
(a)
.............. 49,252 1,134,766
Owens & Minor, Inc.
(a)
................. 50,679 644,130
Patterson Cos., Inc. .................. 18,319 384,882
Tenet Healthcare Corp.
(a)
............... 27,766 4,304,285
20,387,928
Health Care REITs — 0.2%
Medical Properties Trust, Inc.
(b)
........... 196,557 910,059
National Health Investors, Inc. ........... 8,097 620,635
Omega Healthcare Investors, Inc. ......... 33,409 1,418,880
2,949,574
Health Care Technology — 0.5%
Definitive Healthcare Corp. , Class A
(a)
...... 213,263 885,041
Doximity, Inc. , Class A
(a)
............... 41,836 1,746,235
Evolent Health, Inc. , Class A
(a) (b)
.......... 19,878 464,151
Health Catalyst, Inc.
(a)
................. 19,375 150,544
HealthStream, Inc. ................... 19,746 577,274
Teladoc Health, Inc.
(a)
................. 284,278 2,558,502
6,381,747
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 51,429 714,349
Pebblebrook Hotel Trust ............... 10,145 121,537
RLJ Lodging Trust ................... 31,985 283,067
Ryman Hospitality Properties, Inc. ........ 1,681 179,951
Service Properties Trust ............... 119,736 383,155
Sunstone Hotel Investors, Inc. ........... 20,896 210,841
Xenia Hotels & Resorts, Inc. ............ 28,387 402,244
2,295,144
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc. , Class A ...... 128,164 1,129,125
Bloomin' Brands, Inc. ................. 53,224 882,986
Boyd Gaming Corp. .................. 2,843 196,992
Cava Group, Inc.
(a)
................... 35,274 4,711,195
Cheesecake Factory, Inc. (The) .......... 3,642 168,333
Churchill Downs, Inc. ................. 9,640 1,350,564
Despegar.com Corp.
(a)
................ 43,343 625,873
Dine Brands Global, Inc. ............... 15,867 482,992
Everi Holdings, Inc.
(a)
................. 21,257 283,356
International Game Technology plc ........ 98,763 2,006,864
Jack in the Box, Inc. .................. 26,861 1,322,904
Life Time Group Holdings, Inc.
(a) (b)
......... 16,622 370,338
Light & Wonder, Inc. , Class A
(a)
........... 26,163 2,453,566
MakeMyTrip Ltd.
(a) (b)
.................. 23,062 2,340,562
Marriott Vacations Worldwide Corp. ........ 10,509 809,508
Papa John's International, Inc. ........... 14,030 735,032
Planet Fitness, Inc. , Class A
(a)
........... 13,612 1,068,814
PlayAGS, Inc.
(a)
..................... 48,936 569,126
Six Flags Entertainment Corp. ........... 18,302 721,282
Texas Roadhouse, Inc. ................ 5,250 1,003,380
Travel + Leisure Co. .................. 43,109 2,061,041

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
United Parks & Resorts, Inc.
(a)
........... 42,349 $ 2,228,828
Vail Resorts, Inc. .................... 7,012 1,161,818
Wendy's Co. (The) ................... 95,902 1,832,687
Wingstop, Inc. ...................... 15,611 4,491,129
Wyndham Hotels & Resorts, Inc. ......... 18,271 1,613,695
Wynn Resorts Ltd. ................... 10,415 1,000,048
37,622,038
Household Durables — 1.9%
Cavco Industries, Inc.
(a)
................ 4,929 2,019,880
Champion Homes, Inc.
(a)
............... 22,751 2,007,321
GoPro, Inc. , Class A
(a)
................. 206,839 279,233
Helen of Troy Ltd.
(a) (b)
................. 8,994 572,468
Hovnanian Enterprises, Inc. , Class A
(a)
...... 8,339 1,467,998
Installed Building Products, Inc. .......... 2,940 637,686
Lovesac Co. (The)
(a) (b)
................. 51,309 1,496,170
Newell Brands, Inc. .................. 32,077 282,278
SharkNinja, Inc. ..................... 38,344 3,535,700
Sonos, Inc.
(a)
....................... 50,000 626,500
Taylor Morrison Home Corp.
(a)
........... 18,910 1,295,335
Tempur Sealy International, Inc. .......... 61,412 2,942,249
Toll Brothers, Inc. .................... 15,029 2,200,847
TopBuild Corp.
(a)
.................... 8,443 2,983,587
TRI Pointe Homes, Inc.
(a)
............... 49,370 1,996,029
Worthington Enterprises, Inc. ............ 28,565 1,094,039
25,437,320
Household Products — 0.2%
Central Garden & Pet Co. , Class A, NVS
(a)
... 24,482 713,406
Energizer Holdings, Inc. ............... 5,264 168,816
Spectrum Brands Holdings, Inc. .......... 23,341 2,091,820
2,974,042
Independent Power and Renewable Electricity Producers — 0.3%
Atlantica Sustainable Infrastructure plc ..... 92,492 2,040,373
Clearway Energy, Inc. , Class A ........... 85,576 2,279,745
4,320,118
Industrial REITs — 0.6%
EastGroup Properties, Inc. ............. 7,596 1,301,043
First Industrial Realty Trust, Inc. .......... 85,907 4,509,258
Industrial Logistics Properties Trust ........ 227,578 804,488
LXP Industrial Trust .................. 105,760 998,374
STAG Industrial, Inc. ................. 15,048 560,990
8,174,153
Insurance — 2.8%
Ambac Financial Group, Inc.
(a)
........... 59,190 669,439
Assurant, Inc. ...................... 11,466 2,198,032
Assured Guaranty Ltd. ................ 41,539 3,466,845
Axis Capital Holdings Ltd. .............. 2,056 160,903
CNO Financial Group, Inc. .............. 59,742 2,055,125
Employers Holdings, Inc. ............... 18,527 902,635
First American Financial Corp. ........... 35,989 2,308,694
Genworth Financial, Inc. , Class A
(a)
........ 243,270 1,639,640
Kinsale Capital Group, Inc.
(b)
............ 5,344 2,287,820
Mercury General Corp. ................ 11,436 773,417
Old Republic International Corp. .......... 158,570 5,538,850
Oscar Health, Inc. , Class A
(a)
............ 74,059 1,244,191
Primerica, Inc. ...................... 13,485 3,732,783
RenaissanceRe Holdings Ltd. ........... 11,690 3,067,456
RLI Corp. ......................... 2,767 431,569
Ryan Specialty Holdings, Inc. , Class A ...... 26,904 1,772,166
Universal Insurance Holdings, Inc. ........ 22,072 440,116
Unum Group ....................... 35,166 2,256,954
Security
Shares
Shares Value
Insurance (continued)
White Mountains Insurance Group Ltd.
(b)
.... 1,174 $ 2,109,842
37,056,477
Interactive Media & Services — 0.8%
Angi, Inc. , Class A
(a) (b)
................. 357,523 850,905
Bumble, Inc. , Class A
(a)
................ 35,471 251,135
Cargurus, Inc. , Class A
(a)
............... 44,705 1,386,749
Cars.com, Inc.
(a)
..................... 63,872 1,021,313
Reddit, Inc. , Class A
(a)
................. 21,418 2,555,167
Shutterstock, Inc. .................... 50,247 1,612,426
Vimeo, Inc.
(a)
....................... 274,678 1,310,214
Yelp, Inc.
(a)
........................ 22,040 752,446
ZipRecruiter, Inc. , Class A
(a)
............. 77,600 719,352
10,459,707
IT Services — 0.7%
(a)
ASGN, Inc. ........................ 2,117 194,976
BigCommerce Holdings, Inc. ............ 22,403 117,392
Core Scientific, Inc. .................. 35,908 477,217
Couchbase, Inc. .................... 89,242 1,434,119
DigitalOcean Holdings, Inc. ............. 7,389 292,456
Kyndryl Holdings, Inc. ................. 32,957 754,386
Rackspace Technology, Inc. ............. 81,446 194,249
Wix.com Ltd. ....................... 39,273 6,563,304
10,028,099
Leisure Products — 0.8%
Acushnet Holdings Corp. ............... 27,696 1,697,765
Brunswick Corp. .................... 16,264 1,296,891
Hasbro, Inc. ....................... 44,001 2,887,786
Latham Group, Inc.
(a)
................. 62,098 403,637
Mattel, Inc.
(a)
....................... 88,529 1,804,221
Polaris, Inc. ........................ 2,985 208,681
Vista Outdoor, Inc.
(a)
.................. 44,529 1,957,940
YETI Holdings, Inc.
(a) (b)
................ 29,670 1,044,681
11,301,602
Life Sciences Tools & Services — 0.6%
Bruker Corp. ....................... 36,791 2,082,739
Medpace Holdings, Inc.
(a)
.............. 16,482 5,178,974
Mesa Laboratories, Inc. ............... 1,335 152,243
Repligen Corp.
(a) (b)
................... 7,902 1,061,002
8,474,958
Machinery — 4.4%
AGCO Corp. ....................... 31,066 3,101,629
Albany International Corp. , Class A ........ 1,517 103,035
Allison Transmission Holdings, Inc. ........ 68,784 7,350,258
Crane Co. ......................... 29,309 4,609,720
Donaldson Co., Inc. .................. 34,316 2,510,559
Enerpac Tool Group Corp. , Class A ........ 21,054 928,902
Esab Corp.
(b)
....................... 20,152 2,479,502
Federal Signal Corp. ................. 3,327 271,383
Graco, Inc. ........................ 49,205 4,007,747
Hillenbrand, Inc. .................... 36,967 1,018,441
ITT, Inc. .......................... 29,549 4,140,406
Kadant, Inc.
(b)
...................... 4,836 1,610,678
Lincoln Electric Holdings, Inc. ........... 3,742 720,560
Manitowoc Co., Inc. (The)
(a)
............. 27,535 257,177
Middleby Corp. (The)
(a)
................ 8,865 1,149,790
Mueller Industries, Inc. ................ 77,435 6,347,347
Nordson Corp. ...................... 9,931 2,461,796
REV Group, Inc. .................... 14,446 382,819
SPX Technologies, Inc.
(a) (b)
.............. 26,269 3,769,339
Tennant Co. ....................... 9,396 822,714
Terex Corp. ........................ 50,697 2,621,542
Timken Co. (The) .................... 32,163 2,669,529

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Toro Co. (The) ...................... 24,785 $ 1,994,697
Trinity Industries, Inc. ................. 22,344 765,952
Wabash National Corp. ................ 55,620 970,013
Watts Water Technologies, Inc. , Class A ..... 8,409 1,602,671
58,668,206
Marine Transportation — 0.3%
Matson, Inc. ....................... 18,256 2,827,672
ZIM Integrated Shipping Services Ltd.
(b)
..... 66,761 1,588,244
4,415,916
Media — 1.3%
AMC Networks, Inc. , Class A
(a)
........... 84,830 687,123
EchoStar Corp. , Class A
(a) (b)
............. 78,076 1,956,585
John Wiley & Sons, Inc. , Class A ......... 19,009 937,144
Liberty Broadband Corp. , Class A
(a)
........ 65,054 5,219,282
Magnite, Inc.
(a)
...................... 27,438 342,426
New York Times Co. (The) , Class A ........ 31,973 1,785,372
Nexstar Media Group, Inc. .............. 6,520 1,146,998
Paramount Global , Class B, NVS ......... 138,014 1,509,873
Sinclair, Inc. , Class A ................. 129,396 2,234,669
Stagwell, Inc. , Class A
(a)
............... 23,696 147,152
TechTarget, Inc.
(a)
.................... 5,426 157,056
TEGNA, Inc. ....................... 72,288 1,187,692
17,311,372
Metals & Mining — 1.8%
Alcoa Corp. ........................ 46,984 1,883,589
Algoma Steel Group, Inc. .............. 18,273 189,125
Alpha Metallurgical Resources, Inc. ....... 8,253 1,719,100
Arch Resources, Inc. , Class A ........... 2,743 402,563
ATI, Inc.
(a)
......................... 34,624 1,825,031
Carpenter Technology Corp. ............ 7,934 1,186,133
Commercial Metals Co. ................ 33,637 1,809,671
Kaiser Aluminum Corp. ................ 2,461 182,754
Lithium Americas Corp.
(a) (b)
............. 54,737 223,327
Materion Corp. ..................... 11,603 1,179,213
Nexa Resources SA
(a)
................. 26,211 210,212
Reliance, Inc. ...................... 22,808 6,530,843
Royal Gold, Inc. ..................... 13,955 2,038,267
Ryerson Holding Corp. ................ 17,994 392,089
United States Steel Corp. .............. 39,438 1,532,166
Warrior Met Coal, Inc. ................. 12,427 784,516
Worthington Steel, Inc. ................ 73,724 2,819,206
24,907,805
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ............... 243,409 2,266,138
ARMOUR Residential REIT, Inc. .......... 6,598 123,712
BrightSpire Capital, Inc. , Class A ......... 72,399 440,186
Granite Point Mortgage Trust, Inc. ........ 236,513 704,809
Invesco Mortgage Capital, Inc. ........... 57,972 467,834
KKR Real Estate Finance Trust, Inc. ....... 49,208 570,321
Ladder Capital Corp. , Class A ........... 73,541 839,103
MFA Financial, Inc. ................... 145,111 1,783,414
Starwood Property Trust, Inc. ............ 42,813 845,129
Two Harbors Investment Corp. ........... 29,027 333,810
8,374,456
Multi-Utilities — 0.0%
Black Hills Corp. .................... 2,432 143,950
Unitil Corp. ........................ 2,433 140,846
284,796
Office REITs — 2.1%
Brandywine Realty Trust ............... 363,775 1,844,339
COPT Defense Properties .............. 15,172 488,538
Security
Shares
Shares Value
Office REITs (continued)
Cousins Properties, Inc. ............... 38,663 $ 1,184,248
Douglas Emmett, Inc. ................. 76,984 1,369,545
Equity Commonwealth
(a)
............... 47,797 945,903
Highwoods Properties, Inc. ............. 81,530 2,734,516
Hudson Pacific Properties, Inc. ........... 138,526 598,432
Kilroy Realty Corp. ................... 44,884 1,805,235
Office Properties Income Trust ........... 238,128 378,624
Paramount Group, Inc. ................ 467,086 2,265,367
Piedmont Office Realty Trust, Inc. , Class A ... 253,811 2,522,881
SL Green Realty Corp. ................ 91,973 6,954,079
Vornado Realty Trust ................. 141,087 5,842,413
28,934,120
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp. ............... 355,768 5,112,386
Antero Resources Corp.
(a)
.............. 100,604 2,603,631
APA Corp. ........................ 138,883 3,277,639
Berry Corp. ........................ 55,654 279,383
California Resources Corp. ............. 23,967 1,245,565
Chord Energy Corp. .................. 3,049 381,430
CNX Resources Corp.
(a)
............... 21,563 733,789
CONSOL Energy, Inc. ................. 8,530 946,148
CVR Energy, Inc. .................... 26,765 425,563
Dorian LPG Ltd. ..................... 20,574 593,560
DT Midstream, Inc. ................... 28,911 2,606,327
Expand Energy Corp. ................. 43,343 3,672,019
HF Sinclair Corp. .................... 2,865 110,618
Kosmos Energy Ltd.
(a)
................. 179,379 674,465
Murphy Oil Corp. .................... 82,714 2,603,837
Ovintiv, Inc. ........................ 79,582 3,119,614
PBF Energy, Inc. , Class A .............. 10,384 296,152
Permian Resources Corp. , Class A ........ 21,136 288,084
Range Resources Corp. ............... 83,374 2,503,721
SFL Corp. Ltd. ...................... 84,089 892,184
SM Energy Co. ..................... 23,533 987,680
W&T Offshore, Inc. ................... 70,788 150,778
33,504,573
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ................ 52,103 5,152,987
Mercer International, Inc. ............... 116,032 756,529
Sylvamo Corp. ..................... 2,711 230,489
6,140,005
Passenger Airlines — 0.0%
Copa Holdings SA , Class A, NVS ......... 1,454 141,474
Joby Aviation, Inc. , Class A
(a) (b)
........... 24,209 116,203
257,677
Personal Care Products — 0.6%
BellRing Brands, Inc.
(a)
................ 11,416 751,515
Coty, Inc. , Class A
(a)
.................. 106,925 795,522
Edgewell Personal Care Co. ............ 3,756 131,272
elf Beauty, Inc.
(a)
.................... 22,995 2,420,224
Herbalife Ltd.
(a) (b)
.................... 80,958 611,233
Interparfums, Inc. .................... 14,089 1,705,755
Medifast, Inc.
(a)
..................... 51,046 938,225
Nu Skin Enterprises, Inc. , Class A ......... 40,017 247,705
Olaplex Holdings, Inc.
(a)
............... 100,925 179,647
USANA Health Sciences, Inc.
(a)
.......... 8,938 330,170
8,111,268
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 106,245 899,895
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 21,731 1,098,068
Amylyx Pharmaceuticals, Inc.
(a)
.......... 267,971 1,447,043
Axsome Therapeutics, Inc.
(a) (b)
........... 32,974 2,935,675

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.
(a)
............ 78,155 $ 3,827,250
Elanco Animal Health, Inc.
(a)
............. 80,740 1,020,554
EyePoint Pharmaceuticals, Inc.
(a)
......... 90,370 1,062,751
Innoviva, Inc.
(a)
..................... 69,078 1,351,166
Intra-Cellular Therapies, Inc.
(a)
........... 9,480 803,430
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 11,080 1,171,156
Omeros Corp.
(a) (b)
.................... 34,649 139,982
Perrigo Co. plc ..................... 21,018 538,691
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 15,227 1,122,991
Supernus Pharmaceuticals, Inc.
(a)
......... 11,024 375,588
Tarsus Pharmaceuticals, Inc.
(a)
........... 15,521 690,529
Tilray Brands, Inc. , Class 2
(a) (b)
........... 238,084 390,458
18,875,227
Professional Services — 2.4%
Alight, Inc. , Class A
(a) (b)
................ 167,089 1,157,927
CACI International, Inc. , Class A
(a)
........ 461 254,730
Clarivate plc
(a) (b)
..................... 70,237 463,564
Conduent, Inc.
(a)
.................... 82,993 298,775
CRA International, Inc. ................ 812 147,898
Dun & Bradstreet Holdings, Inc. .......... 33,809 401,989
ExlService Holdings, Inc.
(a)
............. 73,535 3,064,203
Exponent, Inc. ...................... 13,712 1,294,139
Fiverr International Ltd.
(a) (b)
.............. 39,833 1,165,514
FTI Consulting, Inc.
(a)
................. 2,693 525,350
Heidrick & Struggles International, Inc. ..... 95,047 3,712,536
Huron Consulting Group, Inc.
(a)
........... 29,814 3,450,374
ICF International, Inc. ................. 9,100 1,534,169
Insperity, Inc. ....................... 21,740 1,712,460
KBR, Inc. ......................... 28,364 1,900,672
Kforce, Inc. ........................ 39,812 2,300,736
Korn Ferry ........................ 3,551 250,878
Legalzoom.com, Inc.
(a)
................ 162,446 1,166,362
ManpowerGroup, Inc. ................. 8,465 532,025
Maximus, Inc. ...................... 7,855 678,986
Paycor HCM, Inc.
(a)
.................. 11,133 167,997
Paylocity Holding Corp.
(a)
.............. 9,992 1,844,223
Robert Half, Inc. .................... 32,511 2,214,324
TriNet Group, Inc. ................... 19,083 1,619,956
Upwork, Inc.
(a)
...................... 13,836 187,616
32,047,403
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(a)
............ 185,836 717,327
Cushman & Wakefield plc
(a)
............. 6,946 94,118
eXp World Holdings, Inc. ............... 102,064 1,359,492
Kennedy-Wilson Holdings, Inc. ........... 125,388 1,340,398
Opendoor Technologies, Inc.
(a) (b)
.......... 190,602 333,554
Redfin Corp.
(a) (b)
..................... 44,655 463,072
St. Joe Co. (The) .................... 53,763 2,779,547
7,087,508
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 93,923 3,309,846
Apartment Investment & Management Co. ,
Class A
(a)
....................... 106,547 899,257
Veris Residential, Inc. ................. 8,531 140,506
4,349,609
Retail REITs — 1.7%
Alexander's, Inc. .................... 6,596 1,497,490
Brixmor Property Group, Inc. ............ 185,980 5,012,161
InvenTrust Properties Corp. ............. 74,107 2,182,451
Kimco Realty Corp. .................. 90,294 2,141,774
Kite Realty Group Trust ................ 91,497 2,348,728
Macerich Co. (The) .................. 234,674 4,388,404
Security
Shares
Shares Value
Retail REITs (continued)
NNN REIT, Inc. ..................... 33,925 $ 1,473,702
SITE Centers Corp. .................. 20,909 333,498
Tanger, Inc. ........................ 96,971 3,222,346
22,600,554
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.
(a)
............ 5,849 121,893
Astera Labs, Inc.
(a) (b)
.................. 3,218 225,775
Axcelis Technologies, Inc.
(a)
............. 21,892 1,867,607
Cirrus Logic, Inc.
(a) (b)
.................. 15,764 1,731,202
Credo Technology Group Holding Ltd.
(a)
..... 33,225 1,252,582
Entegris, Inc. ....................... 32,112 3,362,448
Impinj, Inc.
(a) (b)
...................... 10,815 2,054,742
Kulicke & Soffa Industries, Inc. ........... 32,292 1,448,619
Lattice Semiconductor Corp.
(a)
........... 64,450 3,265,037
MACOM Technology Solutions Holdings, Inc.
(a)
9,768 1,097,923
MKS Instruments, Inc.
(b)
............... 10,067 999,955
Onto Innovation, Inc.
(a)
................ 13,168 2,611,609
Penguin Solutions, Inc.
(a)
............... 18,668 280,953
Power Integrations, Inc. ............... 2,162 130,650
Rambus, Inc.
(a)
..................... 64,434 3,081,234
Semtech Corp.
(a)
.................... 15,673 692,590
Silicon Laboratories, Inc.
(a)
.............. 4,325 449,194
Synaptics, Inc.
(a)
.................... 18,980 1,303,357
Universal Display Corp. ............... 2,999 540,780
Veeco Instruments, Inc.
(a)
.............. 51,697 1,487,840
28,005,990
Software — 9.1%
A10 Networks, Inc. ................... 76,000 1,113,400
Adeia, Inc. ........................ 74,116 921,262
Agilysys, Inc.
(a)
..................... 4,950 495,198
Alarm.com Holdings, Inc.
(a)
............. 6,454 344,192
Amplitude, Inc. , Class A
(a) (b)
............. 98,260 883,357
Appfolio, Inc. , Class A
(a)
............... 3,912 813,187
AppLovin Corp. , Class A
(a)
.............. 75,143 12,728,473
Asana, Inc. , Class A
(a)
................. 52,929 631,972
Aspen Technology, Inc.
(a)
............... 12,520 2,938,820
Bentley Systems, Inc. , Class B ........... 37,274 1,798,843
BILL Holdings, Inc.
(a)
.................. 7,173 418,616
Blackbaud, Inc.
(a)
.................... 21,557 1,627,769
BlackLine, Inc.
(a)
.................... 37,409 2,071,336
Box, Inc. , Class A
(a)
.................. 33,924 1,077,426
Braze, Inc. , Class A
(a)
................. 51,953 1,634,441
Cellebrite DI Ltd.
(a)
................... 8,207 148,957
Clear Secure, Inc. , Class A ............. 123,379 4,537,880
Cognyte Software Ltd.
(a)
............... 132,045 856,972
CommVault Systems, Inc.
(a)
............. 6,496 1,014,610
CyberArk Software Ltd.
(a)
............... 4,066 1,124,330
Domo, Inc. , Class B
(a) (b)
................ 116,794 928,512
Elastic NV
(a)
....................... 41,589 3,336,686
Five9, Inc.
(a) (b)
...................... 27,817 821,436
Gitlab, Inc. , Class A
(a)
................. 90,961 4,889,154
Guidewire Software, Inc.
(a) (b)
............. 965 179,741
Intapp, Inc.
(a)
....................... 67,180 3,370,421
InterDigital, Inc. ..................... 7,207 1,084,221
Jamf Holding Corp.
(a)
................. 8,215 136,698
JFrog Ltd.
(a) (b)
...................... 83,241 2,428,972
Klaviyo, Inc. , Class A
(a) (b)
............... 6,372 242,327
LiveRamp Holdings, Inc.
(a)
.............. 8,897 222,692
Manhattan Associates, Inc.
(a)
............ 25,904 6,822,078
MicroStrategy, Inc. , Class A
(a) (b)
........... 32,099 7,848,206
Mitek Systems, Inc.
(a)
................. 16,761 143,977
Monday.com Ltd.
(a)
................... 25,748 7,566,565
Nutanix, Inc. , Class A
(a)
................ 113,980 7,078,158

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
PagerDuty, Inc.
(a)
.................... 58,371 $ 1,054,180
Pegasystems, Inc. ................... 12,729 1,011,192
Procore Technologies, Inc.
(a)
............ 84,470 5,545,456
Progress Software Corp.
(b)
.............. 37,556 2,406,964
PROS Holdings, Inc.
(a)
................ 10,808 213,998
Qualys, Inc.
(a)
...................... 12,782 1,524,126
QXO, Inc. ......................... 27,747 422,309
RADCOM Ltd.
(a)
..................... 24,887 262,558
Rapid7, Inc.
(a)
...................... 11,839 478,532
RingCentral, Inc. , Class A
(a)
............. 73,359 2,641,658
Rubrik, Inc. , Class A
(a) (b)
................ 3,787 156,252
Samsara, Inc. , Class A
(a) (b)
.............. 115,398 5,514,870
SentinelOne, Inc. , Class A
(a)
............. 29,763 767,588
Smartsheet, Inc. , Class A
(a)
............. 65,867 3,716,216
SolarWinds Corp. ................... 11,531 150,826
Sprout Social, Inc. , Class A
(a)
............ 71,152 1,884,817
SPS Commerce, Inc.
(a)
................ 8,927 1,472,955
Tenable Holdings, Inc.
(a)
............... 25,972 1,028,751
Teradata Corp.
(a)
.................... 4,658 150,127
UiPath, Inc. , Class A
(a)
................ 56,426 697,425
Varonis Systems, Inc.
(a)
................ 28,382 1,429,601
Workiva, Inc. , Class A
(a)
................ 53,053 4,231,507
Yext, Inc.
(a)
........................ 258,546 1,871,873
Zuora, Inc. , Class A
(a)
................. 14,862 147,134
123,061,800
Specialized REITs — 0.9%
CubeSmart ........................ 33,246 1,590,489
EPR Properties ..................... 6,535 296,493
Gaming & Leisure Properties, Inc. ........ 53,574 2,688,879
Lamar Advertising Co. , Class A .......... 37,095 4,896,540
Outfront Media, Inc. .................. 30,182 536,032
PotlatchDeltic Corp. .................. 3,017 125,417
Rayonier, Inc. ...................... 29,458 919,973
Safehold, Inc. ...................... 12,855 273,555
Uniti Group, Inc. .................... 172,318 873,652
12,201,030
Specialty Retail — 4.2%
1-800-Flowers.com, Inc. , Class A
(a)
........ 17,328 144,169
Abercrombie & Fitch Co. , Class A
(a)
........ 30,263 3,988,361
Academy Sports & Outdoors, Inc. ......... 17,372 883,540
American Eagle Outfitters, Inc. ........... 38,728 758,682
Asbury Automotive Group, Inc.
(a)
.......... 8,335 1,899,046
AutoNation, Inc.
(a)
.................... 20,584 3,200,194
Bath & Body Works, Inc. ............... 92,095 2,613,656
Buckle, Inc. (The) ................... 36,234 1,542,119
Caleres, Inc. ....................... 37,216 1,110,898
Carvana Co. , Class A
(a)
................ 27,499 6,800,778
Chewy, Inc. , Class A
(a)
................ 13,654 368,248
Designer Brands, Inc. , Class A ........... 60,600 315,726
Dick's Sporting Goods, Inc. ............. 27,694 5,421,100
Foot Locker, Inc.
(a)
................... 16,812 389,870
GameStop Corp. , Class A
(a) (b)
............ 84,186 1,867,245
Gap, Inc. (The) ..................... 147,113 3,055,537
Genesco, Inc.
(a)
..................... 33,672 862,677
Group 1 Automotive, Inc.
(b)
.............. 7,597 2,767,739
Guess?, Inc. ....................... 127,584 2,167,652
ODP Corp. (The)
(a)
................... 63,490 1,970,095
Petco Health & Wellness Co., Inc.
(a)
....... 52,433 223,889
Signet Jewelers Ltd. .................. 38,229 3,504,835
Sleep Number Corp.
(a)
................ 31,607 433,016
Sonic Automotive, Inc. , Class A .......... 8,854 502,287
Stitch Fix, Inc. , Class A
(a)
............... 35,365 111,577
Upbound Group, Inc. ................. 40,954 1,197,495
Security
Shares
Shares Value
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
............... 56,154 $ 2,405,076
Williams-Sonoma, Inc. ................ 45,930 6,160,591
56,666,098
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. , Class A
(a)
............ 84,392 4,223,819
Xerox Holdings Corp. ................. 300,586 2,455,788
6,679,607
Textiles, Apparel & Luxury Goods — 1.9%
Crocs, Inc.
(a)
....................... 27,039 2,915,345
Deckers Outdoor Corp.
(a)
............... 58,616 9,430,728
G-III Apparel Group Ltd.
(a)
.............. 11,330 343,072
On Holding AG , Class A
(a) (b)
............. 40,285 1,910,315
Oxford Industries, Inc. ................ 10,464 759,896
PVH Corp. ........................ 23,146 2,278,955
Ralph Lauren Corp. , Class A ............ 10,230 2,024,824
Tapestry, Inc. ....................... 73,577 3,491,229
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 226,914 1,792,620
VF Corp. ......................... 58,010 1,201,387
26,148,371
Tobacco — 0.1%
Turning Point Brands, Inc. .............. 9,864 465,877
Universal Corp. ..................... 17,349 883,411
1,349,288
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ....... 6,587 1,525,483
Beacon Roofing Supply, Inc.
(a)
........... 13,792 1,269,829
Boise Cascade Co. .................. 22,007 2,927,591
Core & Main, Inc. , Class A
(a)
............. 123,092 5,450,514
DNOW, Inc.
(a)
...................... 95,145 1,125,565
FTAI Aviation Ltd. .................... 13,843 1,861,053
GATX Corp. ....................... 13,756 1,895,027
GMS, Inc.
(a)
........................ 11,628 1,045,241
H&E Equipment Services, Inc. ........... 21,151 1,105,140
MRC Global, Inc.
(a)
................... 92,333 1,132,003
MSC Industrial Direct Co., Inc. , Class A ..... 2,697 213,252
Rush Enterprises, Inc. , Class A .......... 13,668 773,335
SiteOne Landscape Supply, Inc.
(a)
......... 4,903 685,145
Watsco, Inc. ....................... 8,451 3,997,408
WESCO International, Inc. .............. 13,991 2,685,852
27,692,438
Water Utilities — 0.1%
American States Water Co. ............. 20,277 1,672,041
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. .......... 21,001 624,780
Total Long-Term Investments — 99 .5%
(Cost: $ 1,159,358,642 ) ............................ 1,340,305,187

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 83,995,937 $ 84,054,734
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 6,318,873 6,318,873
Total Short-Term Securities — 6 .7%
(Cost: $ 90,330,390 ) ............................... 90,373,607
Total Investments — 106 .2%
(Cost: $ 1,249,689,032 ) ............................ 1,430,678,794
Liabilities in Excess of Other Assets — (6.2) % ............. (83,202,315)
Net Assets — 100.0% ...............................
$ 1,347,476,479
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 78,375,936 $ 5,654,248
(a)
$ — $ 982 $ 23,568 $ 84,054,734 83,995,937 $ 63,338
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,946,192 — (627,319)
(a)
— — 6,318,873 6,318,873 110,226 —
$ 982 $ 23,568 $ 90,373,607 $ 173,564 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 96 12/20/24 $ 1,060 $ (45,730)
S&P Midcap 400 E-Mini Index ................................................. 2 12/20/24 623 (20,774)
$ (66,504)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 2,031,260 $ 5,506
(c)
$ 2,039,345 0 .2%
Monthly HSBC Bank plc
(d)
02/09/28 1,520,249 50,501
(e)
1,572,448 0 .1
Monthly
JPMorgan Chase
Bank NA
(f)
11/12/24 1,409,107 29,651
(g)
1,448,782 0 .1
$ 85,658 $ 5,060,575
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(2,579) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(1,698) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(10,024) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Axos Financial, Inc. ........ 50 $ 3,386 0 .2%
Bancorp, Inc. (The) ........ 1,108 55,688 2 .7
BankUnited, Inc. .......... 2,642 93,368 4 .6
City Holding Co. .......... 141 16,441 0 .8
Fulton Financial Corp. ...... 1,477 26,748 1 .3
NBT Bancorp, Inc. ......... 567 25,220 1 .2
Pathward Financial, Inc. ..... 713 50,452 2 .5
Preferred Bank ........... 9,531 804,130 39 .4
Trustmark Corp. .......... 1,134 39,372 1 .9
1,114,805
Consumer Finance
Green Dot Corp. , Class A .... 1,113 12,644 0 .6
Containers & Packaging
Sealed Air Corp. .......... 375 13,568 0 .7
Diversified Consumer Services
Perdoceo Education Corp. ... 20,773 464,277 22 .8
Financial Services
Jackson Financial, Inc. , Class A 347 34,683 1 .7
Office REITs
Douglas Emmett, Inc. ...... 22,449 399,368 19 .6
Total Reference Entity — Long ............ 2,039,345
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 2,039,345
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bank of Hawaii Corp. ....... 733 $ 52,944 3 .4
BankUnited, Inc. .......... 3,071 108,529 6 .9
Fulton Financial Corp. ...... 3,346 60,596 3 .8
NBT Bancorp, Inc. ......... 1,294 57,557 3 .7
OFG Bancorp ............ 714 28,753 1 .8
Pathward Financial, Inc. ..... 1,901 134,515 8 .5
Preferred Bank ........... 5,662 477,703 30 .4
920,597
Capital Markets
Moelis & Co. , Class A ...... 809 53,718 3 .4
Consumer Finance
Bread Financial Holdings, Inc. . 1,756 87,537 5 .6
Green Dot Corp. , Class A .... 11,324 128,641 8 .2
216,178
Containers & Packaging
Sealed Air Corp. .......... 3,270 118,309 7 .5
Shares Value
% of Basket
Value
Diversified Consumer Services
Perdoceo Education Corp. ... 4,847 $ 108,330 6 .9%
Insurance
Genworth Financial, Inc. , Class
A .................. 23,044 155,316 9 .9
Total Reference Entity — Long ............ 1,572,448
Net Value of Reference Entity — HSBC Bank plc $ 1,572,448
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date November 12, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bancorp, Inc. (The) ........ 1,911 $ 96,047 6 .6
Bank of Hawaii Corp. ....... 549 39,654 2 .7
First Bancorp ............ 5,225 100,738 7 .0
Fulton Financial Corp. ...... 5,237 94,842 6 .5
Pathward Financial, Inc. ..... 2,643 187,019 12 .9
Trustmark Corp. .......... 2,047 71,072 4 .9
589,372
Consumer Finance
Bread Financial Holdings, Inc. . 509 25,374 1 .8
Green Dot Corp. , Class A .... 22,046 250,442 17 .3
275,816
Financial Services
Jackson Financial, Inc. , Class A 4,013 401,099 27 .7
Insurance
Employers Holdings, Inc. .... 730 35,566 2 .5
Unum Group ............ 1,975 126,755 8 .7
162,321
Office REITs
Douglas Emmett, Inc. ...... 1,134 20,174 1 .4
Total Reference Entity — Long ............ 1,448,782
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 1,448,782

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,340,305,187 $ — $ — $ 1,340,305,187
Short-Term Securities
Money Market Funds ...................................... 90,373,607 — — 90,373,607
$ 1,430,678,794 $ — $ — $ 1,430,678,794
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 85,658 $ — $ 85,658
Liabilities
Equity contracts ........................................... (66,504) — — (66,504)
$ (66,504) $ 85,658 $ — $ 19,154
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust